SHARE CAPITAL - Disclosure of detailed information about number and weighted average exercise prices of stock options (Details)	12 Months Ended
	Dec. 31, 2023 Share $ / shares shares	Dec. 31, 2022 Share $ / shares
Disclosure of classes of share capital [abstract]
Balance | Share	2,818,902	2,833,438
Granted | Share	922,500	605,000
Issued as part of Nova Transaction | shares	2,013,118
Exercised | Share	(779,527)	(479,536)
Cancelled/Expired | Share	(60,000)
Forfeited | Share	(80,000)	(140,000)
Balance | Share	4,834,993	2,818,902
Weighted average exercise price, Balance	$ 7.26	$ 6.81
Weighted average exercise price, Granted	4.05	5.98
Weighted average exercise price, Issued as part of Nova Transaction	6.1
Weighted average exercise price, Exercised	2.91	2.2
Weighted average exercise price, Cancelled/Expired	11.73
Weighted average exercise price, Forfeited	5.98	9.94
Weighted average exercise price, Balance	$ 6.83	$ 7.26